Goodwill - Summary of Differences Between Values in Use and Carrying Amounts (Detail) € in Millions	Dec. 31, 2017 EUR (€)
Core domestic [member]
Disclosure of Information for Cash-generating Units [Line Items]
Difference between values in use and carrying amounts	€ 4,465
International wholesale [member]
Disclosure of Information for Cash-generating Units [Line Items]
Difference between values in use and carrying amounts	56
Brazil [member]
Disclosure of Information for Cash-generating Units [Line Items]
Difference between values in use and carrying amounts	€ 2,552